Taxation (Details) - Schedule of Income Tax Provision $ in Thousands, ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	$ 1,017	$ 926	¥ 1
Deferred income tax benefit	(750)	(76)
Total income tax expense	$ 267	$ 850